Goodwill and Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets [Text Block]
7.	Goodwill and Intangible Assets

The Company amortizes its intangible assets that have finite lives. A roll forward of our intangible assets activity for the three months ended March 31, 2013 is below:

	Balance at			Foreign	Balance at
	December 31,		Amortization	Currency	March 31,
	2012	Additions	Expense	Transl Adj	2013
Amortized intangible assets:
Charter / Cooperation agreements	$2,422,824	$-	$(34,448)	$-	$2,388,376
Noncompete agreement	121,252	-	(121,252)	-	-
Software and licenses	504,514	-	(40,074)	1,794	466,234
Website development	233,978	-	(29,373)	1,006	205,611
Total amortized intangible assets	$3,282,568	$-	$(225,147)	$2,800	$3,060,221

Unamortized intangible assets:
Website name	134,290	-	-	-	134,290
Goodwill	6,105,478	-	-	-	6,105,478
Total unamortized intangible assets	$6,239,768	$-	$-	$-	$6,239,768

In accordance with ASC 250, we recorded amortization expense related to our intangible assets of approximately $225,000 and $465,000, for the three months ended March 31, 2013 and 2012, respectively.

At our Jinan Broadband subsidiary (discontinued operations) we recorded amortization expense of $42,000 and $22,000 for the three months ended March 31, 2013 and 2012, respectively.

The following table outlines the amortization expense for the next five years and thereafter:

	Sinotop
Years ending December 31,	Hong Kong	Sinotop	Total
2013 (9 months)	$103,343	$208,543	$311,886
2014	137,791	255,191	392,982
2015	137,791	117,206	254,997
2016	137,791	90,904	228,695
2017	137,791	-	137,791
Thereafter	1,733,870	-	1,733,870
Total amortization to be recognized	$2,388,377	$671,844	$3,060,221

9.	Goodwill and Intangible Assets

The Company has intangible assets primarily relating to the acquisitions of Jinan Broadband and Sinotop Hong Kong. The Company amortizes its intangible assets that have finite lives. As discussed in Note 11, the Company determined during 2011 that AdNet’s remaining assets would no longer be used. As such, the Company recognized an impairment loss related to AdNet’s software technology in the amount of $189,241 during the quarter ended June 30, 2011.

A roll forward of our intangible assets activity from December 31, 2011 to December 31, 2012 is as follows:

	Balance at			Deconsolidation	Foreign	Balance at
	December 31,		Amortization	of Shandong	Currency	December 31,
	2011	Additions	Expense	Media	Transl Adj	2012
Amortized intangible assets:
Publication rights	$400,953	$-	$(12,150)	$(388,803)	$-	$-
Customer relationships	76,579	-	(5,890)	(70,689)	-	-
Operating permits	600,147	-	(18,186)	(581,961)	-	-
Charter / Cooperation agreements	2,560,616	-	(137,792)	-	-	2,422,824
Noncompete agreement	1,576,256	-	(1,455,004)	-	-	121,252
Software and licenses	240,015	417,017	(147,663)	(4,066)	(789)	504,514
Website development	250,000	100,000	(116,989)	-	967	233,978
Total amortized intangible assets	$5,704,566	$517,017	$(1,893,674)	$(1,045,519)	$178	$3,282,568

Unamortized intangible assets:
Website name	134,290	-	-	-	-	134,290
Goodwill	6,105,478	-	-	-	-	6,105,478
Total unamortized intangible assets	$6,239,768	$-	$-	$-	$-	$6,239,768

In accordance with ASC 250, we recorded amortization expense related to our intangible assets of approximately $1,894,000 and $1,833,000 during 2012 and 2011, respectively.

The following table outlines the amortization expense for the next five years and thereafter:

	Sinotop
Years ending December 31,	Hong Kong	Sinotop	Total
2013	$259,041	$277,062	$536,103
2014	137,791	241,604	379,395
2015	137,791	97,700	235,491
2016	137,791	95,298	233,089
2017	137,791	26,830	164,621
Thereafter	1,733,869	-	1,733,869
Total amortization to be recognized	$2,544,074	$738,494	$3,282,568